Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001